Plan Assets Transferred (Details Narrative) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
DisclosureLineitem [Line Items]
Total trasferred amount	$ 7,808,348
Loan transferred amount	$ 117,006